INVESTMENTS - Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Beginning balance	$ 10,313	$ 9,455
Net income	1,516	861
Ending balance	11,067	10,313
Carrying value	1,213	1,185
Jabal Sayid
Disclosure of joint ventures [line items]
Beginning balance	114
Net income	52	3
Investments accounted for using equity method, dividend	0
Ending balance	166	114
Barrick's share of net assets (50%)	83
Equity earnings adjustment	0
Goodwill recognition	123
Carrying value	206	180	$ 178
Loans receivable from related party	$ 165
Economic interest in joint venture	50.00%
Zaldívar
Disclosure of joint ventures [line items]
Beginning balance	$ 1,967
Net income	122	55
Investments accounted for using equity method, dividend	(120)
Ending balance	1,969	1,967
Barrick's share of net assets (50%)	985
Equity earnings adjustment	(10)
Goodwill recognition	0
Carrying value	$ 975	$ 974	$ 990
Economic interest in joint venture	50.00%